ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Effects of Clickpro Acquisition

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

The Amount Charged to the Net Income (Loss) Attributable to Redeemable Noncontrolling Interest

For the years ended December 31, 2011 and 2012, the amount charged to the net income (loss) attributable to redeemable noncontrolling interest were US$90 and US$50 and accretion to redemption value were US$217 and US$761, respectively, as presented in the following table.

Redeemable noncontrolling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income attributable to redeemable noncontrolling interest	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723
Net loss attributable to redeemable noncontrolling interest	(50)
Accretion to redemption value	761

Balance at December 31, 2012	5,434

Two Thousand Ten Acquisition
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The Group allocated the purchase price to assets acquired and liabilities assumed as follows:

US$(000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Noncontrolling interest	(352)

Total consideration	528

Two Thousand Eleven Acquisitions
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773